Accruals, deferred income and other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accruals and deferred income [abstract]
Accruals and deferred income	£ 3,951	£ 4,422
Other ceditors	4,563	4,382
Obligations under finance leases (refer Note 21)	20	15
Insurance contract liabilities, including unit-linked liabilities	31	52
Accruals, deferred income and other liabilities	£ 8,565	£ 8,871	£ 10,610